Intangibles And Goodwill (Schedule Of Sensitivity Analysis Of Significant Estimates) (Details)	12 Months Ended
Aug. 31, 2021
Cable [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	5.00%
1% decrease in terminal growth rate	0.00%
Satellite [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	6.00%
1% decrease in terminal growth rate	(8.00%)
Wireless [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	6.00%
1% decrease in terminal growth rate	1.00%
Estimated Decline In Recoverable Amount [Member] | Cable [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	16.40%
1% decrease in terminal growth rate	13.80%
0.5 times decrease in terminal operating income before restructuring costs and amortization multiple	1.90%
Estimated Decline In Recoverable Amount [Member] | Satellite [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	6.50%
1% decrease in terminal growth rate	4.20%
0.5 times decrease in terminal operating income before restructuring costs and amortization multiple	3.60%
Estimated Decline In Recoverable Amount [Member] | Wireless [Member]
Disclosure of detailed information about intangible assets [line items]
1% increase in discount rate	21.90%
1% decrease in terminal growth rate	13.50%
0.5 times decrease in terminal operating income before restructuring costs and amortization multiple	2.10%